Derecognition And Offset Of Financial Instruments_Transferred financial assets that do not meet the condition of derecognition in their entirety (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Assets transferred
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Nature of financial assets transferred during period which do not qualify for derecognition	The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition	The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition
Assets that entity continues to recognise	₩ 590,395,000,000	₩ 39,140,000,000
Financial assets at FVTPL
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Nature of financial assets transferred during period which do not qualify for derecognition	The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition	The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition
Assets that entity continues to recognise	₩ 407,985,000,000	₩ 0
Financial assets at FVTOCI
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Nature of financial assets transferred during period which do not qualify for derecognition	The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition	The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition
Assets that entity continues to recognise	₩ 56,975,000,000	₩ 33,588,000,000
Securities at amortized cost
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Nature of financial assets transferred during period which do not qualify for derecognition	The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition	The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition
Assets that entity continues to recognise	₩ 42,841,000,000	₩ 5,552,000,000
Loans and other financial assets at amortized cost
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Nature of financial assets transferred during period which do not qualify for derecognition	The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition	The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition
Assets that entity continues to recognise	₩ 82,594,000,000	₩ 0
Bonds sold under repurchase agreements
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Nature of financial assets transferred during period which do not qualify for derecognition	The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition	The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition
Related liabilities	₩ 569,002,000,000	₩ 42,907,000,000
Securities Loaned
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Assets that entity continues to recognise	₩ 80,737,000,000	₩ 40,029,000,000
Korean financial institution's debt securities and others
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Nature of financial assets transferred during period which do not qualify for derecognition	Securities loaned are lending of specific securities to borrowers who agree to return the same amount of the same security at the end of lending period. As the Group does not derecognize these securities, there are no liabilities recognized through such transactions relates to securities loaned.	Securities loaned are lending of specific securities to borrowers who agree to return the same amount of the same security at the end of lending period. As the Group does not derecognize these securities, there are no liabilities recognized through such transactions relates to securities loaned.
Assets that entity continues to recognise	₩ 80,737,000,000	₩ 40,029,000,000
Loaned to	Korea Securities Finance Corporation	Korea Securities Finance Corporation